Income Taxes - Schedule Loss (income) by tax jurisdictions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Net income from PRC operations	¥ 1,760,139		¥ 1,047,102	¥ 56,957
Net (loss) income from non-PRC operations	573,758		(539,167)	(3,697,294)
Net (loss) income before income tax	¥ 2,333,897	$ 328,724	¥ 507,935	¥ (3,640,337)